Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies (Abstract)
Significant Accounting Policies
2. Significant Accounting Policies
(a)      Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of the legal entities comprising the Partnership as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation. Balances and transactions with CMTC and its affiliates have not been eliminated, but are presented as balances and transactions with related parties.
(b)      Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.
(c)      Other Comprehensive Income: The Partnership separately records certain transactions directly as components of partners' capital. For the year ended December 31, 2014 there was no other comprehensive income. For the year ended December 31,  2013 other comprehensive income was comprised of changes in fair value of interest rate swaps that qualified as cash flow hedge and the amortization of the accumulated other comprehensive loss attributable to interest rate swaps that did not qualify as cash flow hedge (Note 8).
(d)      Accounting for Revenue, Voyage and Operating Expenses: The Partnership generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Some of the Partnership's time charters also include profit sharing provisions, under which the Partnership can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the charterer generally assumes all risk and costs of operation during the bareboat charter period. A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port, based on the terms of a voyage contract that is not cancelable and voyage is deemed to end upon the completion of discharge of the delivered cargo. Revenues under voyage charter agreements are recognized when a voyage agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured.
Revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage.
Time, bareboat and voyage charter revenues are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee, and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective charter. Revenues from profit sharing arrangements in time charters represent a portion of time charter equivalent (voyage income less direct expenses, divided by operating days), that exceeds the agreed base rate and are recognized in the period earned. Deferred revenue represents cash received in advance of being earned. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the rest as long term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of commissions, port expenses, canal dues and bunkers. Commissions are expensed over the related charter period and all the other voyage expenses are expensed as incurred. In general under time and bareboat charter agreements, all voyages expenses, except commissions are assumed by the charterer. For voyage charters all voyage expenses are paid by the Partnership.
Vessel operating expenses presented in the consolidated financial statements mainly consisted of:
  Management fees payable to the Partnership's manager Capital Shipmanagement Corp. (the “Manager” or “CSM”) under three different types of Management agreements (Note 4); and
  Actual operating expenses such as crewing, repairs and maintenance, insurance, stores, spares, lubricants and other operating expenses.
      Vessel operating expenses are expensed as incurred.
(e)      Foreign Currency Transactions: The functional currency of the Partnership is the U.S. Dollar because the Partnership's vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at those dates. Gains or losses resulting from foreign currency transactions are included in interest and other income in the accompanying consolidated statements of comprehensive income / (loss).
(f)      Cash and Cash Equivalents: The Partnership considers highly-liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.
(g)      Restricted cash: For the Partnership to comply with debt covenants under its credit facilities, it must maintain minimum cash deposits. Such deposits are considered by the Partnership to be restricted cash. As of December 31, 2014 and 2013, restricted cash amounted to $15,000 for each year and is presented under other non-current assets.
(h)      Trade Accounts Receivable, Net: The amount shown as trade accounts receivable primarily consists of earned revenue that has not been billed yet or that it has been billed but not yet collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate write off. As of December 31, 2014 and 2013 the respective write off amounted to $70 and $84, respectively.
(i)      Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost or market value. The cost is determined by the first-in, first-out method.
(j)      Fixed Assets: Fixed assets consist of vessels which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon their construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. The cost of each of the Partnership's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessels' remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Partnership's vessels to be $0.2 per light weight ton (LWT) and useful life to be 25 years.
(k)      Impairment of Long-lived Assets: An impairment loss on long-lived assets is recognized when indicators of impairment are present and the carrying amount of the long-lived asset is greater than its fair value and not believed to be recoverable. In determining future benefits derived from use of long-lived assets, the Partnership performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets on a vessel by vessel basis. If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.
In recent years market conditions as compared to previous years have changed significantly as a result of the global credit crisis and resulting slowdown in world trade. Charter rates decreased and values of assets were affected. The Partnership considered these market developments as indicators of potential impairment of the carrying amount of its vessels. The Partnership has performed an undiscounted cash flow test based on US GAAP as of December 31, 2014 and 2013, determining undiscounted projected net operating cash flows for the vessels and comparing them to the vessels' carrying values. In developing estimates of future cash flows, the Partnership made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry docking costs and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations that are in line with the Partnership's historical performance and expectations for the vessels' utilization under the current deployment strategy. Based on these assumptions, the Partnership determined that the undiscounted cash flows supported the vessels' carrying amounts as of December 31, 2014 and 2013.
(l)      Intangible assets: The Partnership records all identified tangible and intangible assets or any liabilities associated with the acquisition of a business at fair value. When a business is acquired that owns a vessel with an existing charter agreement, the Partnership determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. When determining present value, the Partnership uses Weighted Average Cost of Capital (“WACC”). The resulting above-market (assets) and below-market (liabilities) charters are amortized using straight line method as a reduction and increase, respectively, to revenues over the remaining term of the charters.
(m)      Deferred charges, net: are comprised mainly of:
  fees paid to lenders for obtaining new loans or refinancing existing loans and are capitalized as deferred finance charges and amortized to “interest expense and finance cost” over the term of the respective loan using the effective interest rate method; and
  dry docking costs. The Partnership's vessels are required to be dry docked every thirty to sixty months for major repairs and maintenance that cannot be performed while the vessels are under operation. For the vessels that were operated under the floating fee management agreement and Crude's management agreement (Note 4), the Partnership has adopted the deferral method of accounting for dry docking activities whereby costs incurred are deferred and amortized on a straight line basis over the period until the next scheduled dry docking activity

(n)      Pension and Retirement Benefit Obligations: The vessel-owning companies included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to seven months) and accordingly, they are not liable for any pension or post retirement benefits.

(o)      Concentration of Credit Risk: Financial instruments which potentially subject the Partnership to significant concentrations of credit risk consist principally of cash and cash equivalents, interest rate swaps, and trade accounts receivable. The Partnership places its cash and cash equivalents, consisting mostly of deposits, and enters into interest rate swap agreements with creditworthy financial institutions rated by qualified rating agencies. A limited number of financial institutions hold the Partnership's cash. Most of the Partnership's revenues were derived from a few charterers. For the year ended December 31, 2014 CMTC, Hyundai Merchant Marine Co Ltd (“HMM”) and A.P. Moller-Maersk A.S. (“Maersk”) accounted for 38%, 24% and 12% of the Partnership's total revenue, respectively.  For the year ended December 31, 2013, CMTC, British Petroleum Shipping Limited (“BP”), Maersk and HMM accounted for 32%, 17%, 14% and 13% of the Partnership's total revenue, respectively. For the year ended December 31, 2012, CMTC and BP accounted for 45% and 23% of the Partnership's total revenue, respectively.  The Partnership does not obtain rights of collateral from its charterers to reduce its credit risk.

(p)      Fair Value of Financial Instruments: The Partnership adopted the accounting guidance for Fair Value Measurements for financial assets and liabilities and any other assets and liabilities carried at fair value. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The carrying value of trade receivables, due from related parties, due to related parties, trade accounts payable and accrued liabilities approximates their fair value. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest being the LIBOR and due to the fact the lenders have the ability to pass on their funding cost to the Partnership under certain circumstances, which reflects their current assessed risk. We believe the terms of our loans are similar to those that could be procured as of December 31, 2014. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy (Note 8). When the Partnership enters into interest swaps agreements the respective interest rate swaps are recorded at fair value on the consolidated balance sheet.

(q)      Interest Rate Swap Agreements: The Partnership designates its derivatives based upon the intended use, and recognizes all derivatives as either assets or liabilities in the consolidated balance sheet and measures those instruments at fair value. Changes in the fair value of each derivative instrument are recorded depending on the intended use of the derivative and the resulting designation. For a derivative that does not qualify as a hedge, changes in fair value are recognized within the consolidated statements of comprehensive income / (loss). For derivatives that qualify as cash flow hedges, the changes in fair value of the effective portion are recognized at the end of each reporting period in “other comprehensive income / (loss)”, until the hedged item is recognized in the consolidated statements of comprehensive income / (loss). The ineffective portion of a derivative's change in fair value is immediately recognized in the consolidated statements of comprehensive income / (loss).

(r)      Net Income / (Loss) Per Limited Partner Unit: Basic net income / loss per limited partner unit is calculated by dividing Partnership's net income / loss less net income allocable to preferred unit holders, general partner's interest in net income (including incentive distribution rights) and net income allocable to unvested units, by the weighted-average number of common units outstanding during the period (Note 14). Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other contracts to issue limited partner units were exercised.

(s)      Income Taxes: The Partnership is not subject to the payment of any income tax on its income. Instead, a tax is levied based on the tonnage of the vessels, which is included in vessel operating expenses (Note 11).

(t)      Segment Reporting: The Partnership reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time or bareboat charters. The Partnership does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Partnership has determined that it operates as one reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

(u)      Omnibus Incentive Compensation Plan: Equity compensation expense represents vested and unvested units granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of comprehensive income / (loss). These units are measured at their fair value equal to the market value of the Partnership's common units on the grant date. The units that contain a time-based service vesting condition are considered unvested units on the grant date and a total fair value of such units is recognized on a straight-line basis over the requisite service period. In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates (Note 13).

(v)       Recent Accounting Pronouncements: On May 28, 2014, the Financial Accounting Standards Board (“FASB” issued Accounting Standard Update (“ASU”) No 2014-09, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is not permitted. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.